Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Summary of Concentration of Investments
The following presents investments that represent 10 percent or more of the Plan’s net assets available for benefits at December 31. A significant decline in the fair value of these investments would significantly affect the net assets available for benefits.

	2025		2024
	Amount	Percent of net assets	Amount	Percent of net assets
Fidelity 500 Index Fund***	$126,720,830	15%	**	**
MDU Resources Common Stock*	$105,308,075	12%	$87,182,528	11%
T Rowe Price Large-Cap Growth Fund	$104,311,674	12%	$84,015,967	11%
Vanguard Institutional Index Fund***	$—	—%	$100,144,746	13%
*    Indicates a party-in-interest investment.
**    Investment did not represent 10 percent or more of the Plan's net assets available for benefits.
*** Due to change in the Plan's investment allocation, the Fidelity 500 Index Fund replaced the Vanguard Institutional Index Fund.